Commitments and Contingent Liabilities	12 Months Ended
Dec. 31, 2016
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingent Liabilities

16. COMMITMENTS AND CONTINGENT LIABILITIES

The Company, from time to time, may be a defendant in legal proceedings related to the conduct of its business. Management, after consultation with legal counsel, believes that the liabilities, if any, arising from such litigation and claims will not be material to the consolidated financial statements.

Letters of Credit. In the normal course of business, the Company has various commitments and contingent liabilities, such as customers’ letters of credit (including standby letters of credit of $10.1 million and $13.3 million at December 31, 2016 and 2015, respectively), which are not reflected in the accompanying consolidated financial statements. Standby letters of credit are conditional commitments issued by the Company to guarantee the performance of a customer to a third party. The credit risk involved in issuing letters of credit is essentially the same as that involved in extending loan facilities to customers.

Reserve for Unfunded Commitments. The Company maintains a reserve for unfunded loan commitments and letters of credit which is reported in other liabilities in the consolidated statements of financial condition consistent with FASB ASC 825, Financial Instruments. The Company records estimated losses inherent with unfunded loan commitments in accordance with FASB ASC 450, Contingencies, and estimated future obligations under letters of credit in accordance with FASB ASC 460, Guarantees. The methodology used to determine the adequacy of this reserve is integrated in the Company’s process for establishing the allowance for loan losses and considers the probability of future losses and obligations that may be incurred under these off-balance sheet agreements. The reserve for unfunded loan commitments and letters of credit as of December 31, 2016 and 2015 was $611 thousand and $628 thousand, respectively. Management believes this reserve level is sufficient to absorb estimated probable losses related to these commitments.

Reserves for loans sold. As of December 31, 2016, the Company maintains a reserve for estimated losses inherent with residential mortgage loans sold to third-party purchasers with recourse and potential repair requests for guaranteed loans sold to the Small Business Administration (the “SBA”) in accordance with FASB ASC 450, Contingencies. This reserve is determined based upon the probability of future losses which is calculated using historical Company and industry loss data. The recourse reserve for these loans as of December 31, 2016 and 2015 was $1.6 million and $1.4 million, respectively, and is reported in other liabilities in the consolidated statement of financial condition.  The Company did not repurchase any loans during the year ended 2016 and made no recourse payments. Management believes this reserve level is sufficient to address potential recourse exposure.

16. COMMITMENTS AND CONTINGENT LIABILITIES (Continued)

Leases.

The following is a schedule of the Company’s future minimum lease payments under capital leases as of December 31, 2016:

FUTURE MINIMUM LEASE PAYMENTS UNDER OBLIGATIONS UNDER CAPITAL LEASES

Years Ended December 31,	Amount
2017	$839
2018	839
2019	839
2020	863
2021	910
Thereafter	4,369
Total minimum lease payments	$8,659
Less: Amount representing interest	2,367
Present value of minimum lease payment, net	$6,292

The following table shows future minimum payments under noncancelable operating leases with initial terms of one year or more at December 31, 2016. Future minimum receipts under sub-lease agreements are deemed not material.

FUTURE MINIMUM PAYMENTS UNDER NONCANCELABLE OPERATING LEASES

Years Ended December 31,	Amount
2017	$3,687
2018	2,204
2019	1,625
2020	1,550
2021	1,457
Thereafter	3,565
Total minimum lease payments	$14,088

Rental expense, which is included in occupancy expense on the Company’s consolidated statements of operations for all leases was $2.9 million, $4.2 million and $7.6 million for the years ended December 31, 2016, 2015 and 2014, respectively.

During 2016 and 2015, the Company identified three and seven leased facilities, respectively, which have been either fully or partially vacated as a part of the implementation of the Company’s comprehensive restructuring plan. As a result, during the years ended December 31, 2015 and 2014, the Company recognized net charges of $619 thousand and $2.7 million, respectively, for leased office vacancy costs. For each of these leased facilities, a discounted cash flow analysis was performed over the remaining life of the lease inclusive of a sub-lease assumption based on current market rates, if applicable. At December 31, 2016, the Company had a liability of $2.0 million associated with these lease vacancy costs included in other liabilities on the consolidated statements of financial condition.

In 2014, the Company renegotiated its existing lease with a related party for its operations facility in Vineland, New Jersey which resulted in a change in the lease termination from October 2027 to October 2017. In connection with the renegotiation, the Company made a one-time payment of $583 thousand in January 2015 to the landlord and the monthly payments were adjusted retroactively to November 2014. As this facility was partially vacated in 2014, this payment was included in the overall analysis to determine the lease vacancy charge noted above.